Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit) [Abstract]
Current - The Netherlands	$ 6,752	$ 12,265	$ 12,633
Current - Foreign	26,372	36,487	32,539
Provision for income tax current, total	33,124	48,752	45,172
Deferred - The Netherlands	0	0	0
Deferred - Foreign	(31,861)	(19,942)	(10,609)
Provision for income tax deferred, total	(31,861)	(19,942)	(10,609)
Total provision for income taxes, amount	$ 1,263	$ 28,810	$ 34,563